Staff expenses	12 Months Ended
Dec. 31, 2017
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Staff expenses

25 Staff expenses

Staff expenses
	2017	2016	2015
Salaries	3,273	3,224	3,221
Pension costs and other staff-related benefit costs	381	344	275
Social security costs	499	512	514
Share-based compensation arrangements	74	75	76
External employees	716	636	634
Education	76	70	68
Other staff costs	183	178	184

	5,202	5,039	4,972

Number of employees
	Netherlands			International			Total
	2017	2016	2015[1]	2017	2016	2015[1]	2017	2016	2015[1]
Continuing operations - average number of employees at full time equivalent basis	13,141	13,660	14,586	38,363	38,283	38,134	51,504	51,943	52,720
Discontinued operations - average number of employees at full time equivalent basis			2,652			2,181			4,833

Total average number of employees at full time equivalent basis	13,141	13,660	17,238	38,363	38,283	40,315	51,504	51,943	57,553

1	Continuing operations - average number of employees includes, on an average basis, employees of the discontinued operations of NN Group as NN Group was deconsolidated from ING Group at the end of May 2015. Staff expenses for the five months ending 31 May 2015, was included in the Consolidated statement of profit or loss of ING Group in the line item Net result from discontinued operations. Reference is made to Note 27 ‘Discontinued operations’.

Share-based compensation arrangements include EUR 69 million (2016: EUR 69 million; 2015: EUR 63 million) relating to equity-settled share-based payment arrangements and EUR 5 million (2016: EUR 6 million; 2015: EUR 13 million) relating to cash-settled share-based payment arrangements.

Remuneration of senior management, Executive Board and Supervisory Board

Reference is made to Note 49 ‘Related parties’.

Stock option and share plans

ING Groep N.V. has granted option rights on ING Groep N.V. shares and conditional rights on shares to a number of senior executives (members of the Executive Board, general managers and other officers nominated by the Executive Board), and to a considerable number of employees of ING Group. The purpose of the option and share schemes, apart from promoting a lasting growth of ING Group, is to attract, retain and motivate senior executives and staff.

ING grants three types of share awards, deferred shares, performance shares and upfront shares, which form part of the variable remuneration offering via the Long term Sustainably Performance Plan (LSPP). The entitlement to the share awards is granted conditionally. If the participant remains in employment for an uninterrupted period between the grant date and the vesting date, the entitlement becomes unconditional, with the exception of the upfront shares which are immediately vested upon grant. In addition to the employment condition, the performance shares require a performance condition that needs to be satisfied before a vest can occur. The number of ING shares that would ultimately be vested at the end of a performance period is dependent on ING’s performance over that period. Upfront and deferred shares awarded to the Management Board members of ING Group (and NN Group in periods prior to 2015), as well as identified staff, have a retention obligation that must be adhered to upon vesting, a minimum retention of 12 months applies. ING has the authority to apply a hold back to awarded but unvested shares and a claw-back to vested shares.

In addition to the LSPP share awards, ING also pays a number of senior employees fixed shares. The number of shares are determined each month from a cash value that forms part of the employee fixed remuneration. The shares are immediately vested to the employee, but have a minimum holding requirement of two years before the employee can dispose of the shares. The fixed shares are not subject to holdback or clawback.

The information presented below on stock options and share plans on ING Groep N.V. shares includes personnel employed by entities that are presented as continuing operations as well as held for sale and discontinued operations.

In 2017, 54,768 share awards (2016: 61,532; 2015: nil) were granted to the members of the Executive Board of ING Groep N.V., 104,449 share awards (2016: 170,749; 2015: 106,013) were granted to the Management Board Banking. To senior management and other employees 4,846,903 share awards (2016: 6,590,039; 2015: 6,088,240) were granted.

Every year, the ING Group Executive Board decides whether the option and share schemes are to be continued and, if so, to what extent. In 2010, the Group Executive Board decided not to continue the option scheme as from 2011. The existing option schemes, up and until 2010, will be run off in the coming years.

The option rights are valid for a period of ten years. Option rights that are not exercised within this period, lapse. Option rights granted will remain valid until the expiry date, even if the option scheme is discontinued. The option rights are subject to certain conditions, including a pre-determined continuous period of service. The exercise prices of the options are the same as the quoted prices of ING Groep N.V. shares at the date on which the options are granted.

The obligations with regard to the existing stock option plan and the share plans will be funded either by cash or by newly issued shares at the discretion of ING Group.

Changes in option rights outstanding
	Options outstanding (in numbers)			Weighted average exercise price (in euros)
	2017	2016	2015	2017	2016	2015
Opening balance	25,574,912	37,311,131	52,559,607	15.53	17.54	16.95
Exercised	–2,216,764	–1,583,072	–3,251,420	5.89	5.40	5.97

Forfeited	–168,007	–244,959	–410,847	14.26	16.89	18.05
Expired	–8,048,161	–9,908,188	–11,586,209	24.18	24.67	18.13

Closing balance	15,141,980	25,574,912	37,311,131	12.36	15.53	17.54

As per 31 December 2017, total options outstanding consists of 10,156,219 options (2016: 16,861,694; 2015: 27,657,794) relating to equity-settled share-based payment arrangements and 4,985,761 options (2016: 8,713,218; 2015: 9,653,337) relating to cash-settled share-based payment arrangements.

The weighted average share price at the date of exercise for options exercised during 2017 is EUR 13.81 (2016: EUR 10.43; 2015: 13.62). All option rights are vested.

Summary of stock options outstanding and exercisable
	Options outstanding and exercisable as at 31 December			Weighted average remaining contractual life			Weighted average exercise price
Range of exercise price in euros	2017	2016	2015	2017	2016	2015	2017	2016	2015
0.00 – 5.00	2,294,423	3,086,449	3,817,765	1.21	2.21	3.22	2.88	2.88	2.89
5.00 – 10.00	3,754,542	5,248,657	6,213,999	2.21	3.21	4.21	7.38	7.37	7.37
10.00 – 15.00	110,086	137,706	139,841	0.71	1.71	2.72	14.35	14.35	14.35
15.00 – 20.00	8,982,929	9,460,529	10,061,265	0.21	1.21	2.21	16.84	16.83	16.87
20.00 – 25.00		7,295,027	7,608,639		0.23	1.24		24.62	24.62
25.00 – 30.00		346,544	9,469,622		0.38	0.30		25.42	25.17

	15,141,980	25,574,912	37,311,131

All options outstanding are exercisable. As at 31 December 2017, the aggregate intrinsic value of options outstanding and exercisable is EUR 59 million (2016: EUR 64 million; 2015: EUR 68 million).

Cash received from stock option exercises for the year ended 31 December 2017 is EUR 10 million (2016: EUR 7 million; 2015: EUR 16 million).

Changes in share awards
	Share awards (in numbers)			Weighted average grant date fair value (in euros)
	2017	2016	2015	2017	2016	2015
Opening balance	8,382,963	8,737,014	12,706,264	10.44	10.04	7.37
Granted	5,006,120	6,822,320	6,194,253	13.20	10.20	13.00
Performance effect	379,934	543,891	453,699	10.47	8.68	6.40
Vested	–6,328,318	–7,569,972	–10,374,131	11.40	9.65	8.38
Forfeited	–218,420	–150,290	–243,071	10.83	10.58	8.91

Closing balance	7,222,279	8,382,963	8,737,014	11.46	10.44	10.04

As at 31 December 2017 the share awards consists of 6,416,705 share awards (2016: 7,294,633; 2015: 7,485,634) relating to equity-settled share-based payment arrangements and 805,574 share awards (2016: 1,088,330; 2015: 1,251,380) relating to cash-settled share-based payment arrangements.

The fair value of share awards granted is recognised as an expense under Staff expenses and is allocated over the vesting period of the share awards. As of 2015, ING Group no longer has share awards containing a market based performance condition. Previously, the fair values of share awards containing a market based performance condition have been determined using a Monte Carlo simulation based valuation model. The model takes into account the risk free interest rate, the current stock prices, expected volatilities and current dividend yields of the performance peer group used to determine ING’s Total Shareholder Return (TSR) ranking.

As at 31 December 2017, total unrecognised compensation costs related to share awards amount to EUR 37 million (2016: EUR 41 million; 2015: EUR 45 million). These costs are expected to be recognised over a weighted average period of 1.4 years (2016: 1.4 years; 2015: 1.4 years).